Submission	Jul. 08, 2026
Submission [Line Items]
Central Index Key	0001567264
Registrant Name	INTENSITY THERAPEUTICS, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES